Registration No. 811-02753

Registration No. 2-59353

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 63	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 63	☒

(Check appropriate box or boxes)

SBL FUND

(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(785) 438-3000

Donald C. Cacciapaglia, President SBL Fund One Security Benefit Place Topeka, KS 66636-0001	Copies To: Amy J. Lee, Secretary SBL Fund One Security Benefit Place Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate date of proposed public offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 62 (the “Amendment”) to the Registration Statement of SBL Fund (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 29, 2012. This Post-Effective Amendment No. 63 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating May 1, 2012 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 63 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 63 under rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 27th day of April 2012.

SBL FUND (the Registrant)

	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 27th day of April 2012.
Jerry B. Farley Director		SBL FUND

Donald A. Chubb, Jr. Director	By:	AMY J. LEE
Penny A. Lumpkin		Amy J. Lee, as Attorney-In-Fact for the Officers and Directors Whose Names Appear Opposite
Director
Harry W. Craig, Jr. Director	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)

Maynard Oliverius Director	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President